Investment Objectives and Goals	Apr. 06, 2026
Simplify Tax Aware Alternatives ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Simplify Tax Aware ALTERNATIVES ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Tax Aware Alternatives ETF (the “Fund” or “LQ”) seeks capital appreciation.
Simplify Tax Aware Diversified Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY TAX AWARE DIVERSIFIED INCOME STRATEGY ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Tax Aware Diversified Income Strategy ETF (the “Fund” or “DINE”) seeks capital appreciation.